General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
Note 1 -	GENERAL

A.
Elbit Systems Ltd. ("Elbit Systems") is an Israeli corporation, 45.75% owned by the Federmann Group. Elbit Systems' shares are traded on the Nasdaq National Market in the United States ("Nasdaq") and on the Tel Aviv Stock Exchange ("TASE"). Elbit Systems and its subsidiaries (collectively the "Company") are engaged mainly in the field of defense electronics, homeland security and commercial aviation. Elbit Systems' principal wholly-owned subsidiaries are the Elbit Systems of America, LLC ("ESA") companies, Elbit Systems Electro-Optics Industries Elop Ltd. ("Elop"), Elbit Systems Land and C4I Ltd. ("ESLC") and Elbit Systems EW and SIGINT – Elisra Ltd. ("Elisra") (formerly known as Elisra Electronic Systems Ltd.).

B.
A majority of the Company's revenues are derived from direct or indirect sales to governments or to governmental agencies. As a result, a substantial portion of the Company's sales is subject to the special risks associated with sales to governments or to governmental agencies. These risks include, among others, the dependency on the resources allocated by governments to defense programs, changes in governmental priorities, changes in governmental registration, changes in governmental regulations and changes in governmental approvals regarding export licenses required for the Company's products and for its suppliers. As for major customers, refer to Note 22(C).

C.
In December 2011, the Israeli Government, due to political considerations, did not renew the Company's export authorization to complete performance under an approximately $90,000 contract to supply systems to a foreign customer. As a result of the cessation of the program, and in accordance with our legal advisors opinion, the Company recorded in its results of operations an expense of approximately $72,800 ($62,000 net of taxes), which was included in cost of goods sold.

D.	During 2011, the Company completed the following acquisitions and investments:

(1)
On February 9, 2011, the Company completed its cash tender offer (the "Tender Offer") to purchase all of the ordinary shares of ITL Optronics Ltd. ("ITL"), which prior to the completion of the offer was a publicly traded company in Israel, held 87.85% by the Company. As a result, ITL became a private wholly-owned subsidiary. The total amount paid for the ITL shares, related to the offer, was approximately $5,900 (approximately $3.4 per share). As this was an equity transaction between the Company and ITL's non-controlling shareholders, the Company reduced its shareholders' equity for the excess cost over book value related to the minority interest in ITL.

(2)
On March 30, 2011, the Company acquired the remaining 30% of the shares of Elisra Electronic Systems Ltd. ("Elisra") held by Elta Systems Ltd. ("Elta") for $67,500. Following the acquisition, Elisra became a wholly-owned subsidiary of the Company. As this was an equity transaction between the Company and Elisra's non-controlling shareholders, the Company reduced its shareholders' equity for the excess cost over book value related to the minority interest in Elisra. Subsequently, Elisra changed its name to Elbit Systems EW and SIGINT - Elisra Ltd.

(3)	On April 1, 2011, the Company acquired all of the shares of Elite Automotive Systems Ltd. ("Elite") for a purchase price of approximately $8,200.

(4)
On June 30, 2011, the Company completed the acquisition of C4 Security Ltd. ("C4") for a purchase price of approximately $10,900, of which approximately $6,900 is contingent consideration related to the occurrence of future events.

(5)
During 2011, the Company invested approximately $8,100 in Netcity Telecom S.A. ("Netcity"), in addition to an investment of $2,700 in 2010. Following this investment, the Company holds 40% of Netcity's shares (See Note 6(B)(4)).

(6)
During September 2011, the Company established a joint company, Harpia Sistemas S.A. ("Harpia"), in which Embraer Defesa Seguranca S.A. Partficipacoes ("Embraer") owns 51% and the Company's Brazilian subsidiary AEL Sistemas S.A. ("AEL") owns the remaining 49%. Harpia will be engaged in the areas of unmanned aircraft systems, avionics systems and simulations systems. In addition, in September 2011, Embraer acquired a 25% interest in AEL for consideration of approximately $3,400. The Company has a call option and Embraer has a put option with respect to Embraer's shares in AEL at the purchase price that could be exercised starting five years after Embraer's investment in AEL. As a result, Embraer's investment is included in other long-term liabilities.

(7)
In November 2011, the Company's U.S. subsidiary, ESA, acquired the 50% ownership interest of UAS Dynamics LLC. ("UAS Dynamics"), held by General Dynamics Armament and Tactical Products. Following the acquisition, UAS Dynamics became a wholly-owned subsidiary of ESA.

E.	During 2010, the Company completed the following acquisitions and investments:

(1)
On May 11, 2010, the Company's subsidiary, Elbit Security Systems Ltd. ("Elsec"), completed the acquisition of the balance of shares (81%) in Azimuth Technologies Ltd. ("Azimuth"), an Israeli based company, pursuant to the merger agreement signed by Azimuth and Elsec in January 2010. In November 2008, the Company purchased 19% of Azimuth shares. The aggregate purchase price for the 81% balance of Azimuth's shares was approximately $50,000, comprised of $41,500 in cash, and the remeasurement of its previously held 19% equity interest in Azimuth at its acquisition date fair value, using the quoted share price of Azimuth on Tel-Aviv Stock Exchange, to $8,500, and recognized gain of approximately $4,756 net of acquisition related expenses in the amount of approximately $1,600, included in "Other income, net" as part of operating results. The acquisition was accounted for using the purchase method as a business combination achieved in stages..

(2)
On October 14, 2010, the Company's subsidiaries Kinetics Ltd. ("Kinetics") and Elsec completed the acquisition of all the shares of Soltam Systems Ltd. ("Soltam"), Saymar Ltd. ("Saymar") and ITL Optronics Ltd. ("ITL"), that were held by Mikal Ltd. ("Mikal") and its subsidiaries. In these transactions, Kinetics and Elsec acquired a 100% interest in Soltam and Saymar, and an 87.85% interest in ITL for a total consideration of approximately $80,500, of which $10,200 is contingent consideration on the occurrence of future events. Simultaneously, with the completion of the acquisition, Kinetics sold its holding in Mikal (approximately 19%).

Based on a purchase price allocation ("PPA") performed by an independent advisor, the PPA was attributed to the fair value of assets and liabilities assumed as follows:

	Fair value	Expected useful lives
Working capital, net	$(59,650)
Long-term assets and investments	8,166
Property, plant and equipment	50,750
Long-term liabilities	(44,948)
Technology	17,300	10 years
IPR&D	8,900	10 years
Customer relationships and backlog	11,400	5-10 years
Trade name	3,100	8 years
Licenses	1,020	7 years
Non-competition	700	4 years
Non-controlling interest	(4,592)
Deferred taxes	(5,866)
Goodwill	94,292
	$80,572

On February 9, 2011, Elsec completed its cash tender offer for the balance of the ordinary shares of ITL, held by the public, in consideration of $5,900. (See Note 1(D)(1)).

(3)
On December 1, 2010, the Company completed the acquisition of Ares Aerospacial e Defesa S.A ("Ares") and Periscopio Equipamentos Optronicos S.A ("Periscopio") for a purchase price of approximately $38,000. Revenues and earnings from the acquisition date through December 31, 2010, were immaterial to the consolidated results of the Company. The Company allocated the acquired assets and liabilities assumed based on a PPA performed by an independent advisor.

(4)	On December 15, 2010, the Company's U.S. subsidiary ESA acquired all the shares of M7 Aerospace LP ("M7 Aerospace") for a purchase price of approximately $85,000.

Based on PPA performed by an independent advisor, the PPA was attributed to the fair value of assets and liabilities assumed as follows:

	Fair Value	Expected useful lives
Working capital	$30,959
Long-term assets and investments	17
Property, plant and equipment	2,654
Long-term liabilities	(1,925)
Technology	13,800	15 years
Customer relationships and backlog	7,100	5 years
Brand name	1,900	2 years
Goodwill	29,911
	$84,416
F.	During 2009, the Company completed the following acquisitions and investments:

(1)	On February 24, 2009, the Company's subsidiary ESLC acquired all of the shares of Shiron Satellite Communications (1996) Ltd. ("Shiron"), for a purchase price of approximately $16,000.

(2)
On April 7, 2009, the Company completed the purchase of the additional shares of its previously 51%-owned subsidiary Kinetics Ltd. ("Kinetics"). Elbit Systems purchased the remaining 49% of the shares from Kinetics' non-controlling shareholdersfor a purchase price of $110,250. As this was an equity transaction between the parent and Kinetics' non-controlling shareholders, the Company reduced its shareholders' equity for the excess costs over book value related to minority interest in Kinetics (which amounted to approximately $43,000), as required in accordance with ASC 810, "Consolidation".

(3)
On June 15, 2009, the Company signed an agreement with Mikal Ltd. ("Mikal") and its shareholders. The transaction provided for two stages. In the initial stage, the Company loaned to Mikal $18,000. On September 14, 2009, after receiving authorization from the Israeli Antitrust Authority, the loan was converted to ordinary shares. See Note 1(E)(2).

(4)	On November 19, 2009, the Company completed the acquisition of the assets and business of BVR Systems (1998) Ltd. ("BVR") for a purchase price of approximately $35,000.
G.	DISCONTINUED OPERATIONS

Fraser-Volpe LLC ("FV") is a U.S. Company held 55.5% by the Company through the Company's wholly-owned subsidiary. ITL and FV were acquired by the Company in the fourth quarter of 2010, as part of the acquisition of the Mikal group of companies (See Note 1(E)(2)), with the balance of ITL's shares being acquired in February 2011 (See Note 1(D)(1)).

Since the acquisition date, Company's management is committed to and still in process of selling its holdings in FV. Accordingly, FV was classified in the consolidated financial statements as held-for-sale, discontinued operations, in accordance with the criteria set in ASC 360-10-45-9, and the operating results and the cash flows for the years ended at December 31, 2011 and 2010 were classified as discontinued operations, in accordance with ASC 205-20, "Discontinued Operations".

During the third quarter of 2011, the Company recognized an impairment loss of approximately $16,000 on its holdings in FV, of which the non-controlling interest was approximately $6,500. Net loss recognized in the financial statements related to the above mentioned impairment was approximately $9,500.
As of December 31, 2011 and 2010, net assets related to FV amounted to $1,748 and $14,727, respectively, and are included in "Other Receivables and Prepaid Expenses" (See Note 4).

The results of operations and cash flows of the discontinued operations, for each of the years ended December 31, 2011 and 2010, were immaterial.